Financial Instruments - Estimated Fair Value Assumptions (Details) (10K)	3 Months Ended	12 Months Ended
	Jun. 30, 2016 $ / shares shares	Mar. 31, 2016 $ / shares shares	Jun. 30, 2016 CAD / shares	Mar. 31, 2016 CAD / shares
Number of shares underlying the warrants | shares	359,700	381,700
Fair market value of the stock | (per share)	$ 0.97			CAD 0.65
Exercise price | CAD / shares			CAD 0.1060	CAD 0.1275
Expected volatility	218.00%	150.00%
Risk-free interest rate	0.54%	0.54%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	8 months 27 days	11 months 27 days
USD [Member]
Exercise price | $ / shares	$ (0.1269)	$ 0.10